UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  October 21, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    89312



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AKAMAI TECHNOLOGIES INC COM ST OPTIONS - CALLS  99AHWDM07     3936   200000 SH  CALL SOLE     01          200000        0        0
D ALVARION LTD COM STK           COMMON STOCK     M0861T100     6188  1500000 SH       SOLE     01         1500000        0        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102     8460  1000000 SH       SOLE     01         1000000        0        0
D DIVX INC                       COMMON STOCK     255413106    10920  2000000 SH       SOLE     01         2000000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100    12420 11500000 SH       SOLE     01        11500000        0        0
D METALINK LTD                   COMMON STOCK     M69897102      311   864600 SH       SOLE     01          864600        0        0
D NOVATEL WIRELESS INC  COM STK  COMMON STOCK     66987M604     2840   250000 SH       SOLE     01          250000        0        0
D OCLARO INC  COM STK            COMMON STOCK     67555N107     5500  5000000 SH       SOLE     01         5000000        0        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OC43315    21125   500000 SH  PUT  SOLE     01          500000        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    12432  1200000 SH       SOLE     01         1200000        0        0
D TIVO INC  COM STK              OPTIONS - CALLS  99OC0L6P3     5180   500000 SH  CALL SOLE     01          500000        0        0
S REPORT SUMMARY                 11 DATA RECORDS               89312        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED